Taxation	12 Months Ended
Dec. 31, 2017
Taxation
Taxation

(27)Taxation

Grifols, S.A. is authorized to file consolidated tax returns in Spain with Diagnostic Grifols, S.A., Grifols Movaco, S.A., Laboratorios Grifols, S.A., Instituto Grifols, S.A., Grifols Worldwide Operations Spain, S.A. (formerly Logister, S.A), Biomat, S.A., Grifols Viajes, S.A., Grifols International, S.A., Grifols Engineering, S.A., Gri-Cel, S.A., Gripdan Invest, S.L. and VCN Biosciences, S.L. Grifols, S.A., in its capacity as Parent, is responsible for the filing and settlement of the consolidated tax return. Under prevailing tax law, Spanish companies pay 25% tax, which may be reduced by certain deductions.

The North American company Grifols Shared Services North America, Inc. is also authorized to file consolidated tax returns in the USA with Grifols Biologicals Inc., Grifols USA, LLC., Biomat USA, Inc., Grifols Therapeutics Inc. and Talecris Plasma Resources, Inc. The profits of the companies domiciled in the USA, determined in accordance with prevailing tax legislation, are subject to tax of approximately 36.5% of taxable income, which may be reduced by certain deductions.

(a)Reconciliation of accounting and taxable income

Details of the income tax expense and income tax related to profit for the year are as follows:

	Thousands of Euros
	31/12/2017	31/12/2016	31/12/2015

Profit before income tax from continuing operations	695,722	712,752	690,250

Tax at 25% (28% for 2015)	173,931	178,188	193,270
Permanent differences	17,163	8,019	(2,709)
Effect of different tax rates	40,981	14,509	(24,524)
Tax credits (deductions)	(16,092)	(20,163)	(19,487)
Impact related to the US tax legistation modific	(171,169)	—	—
Prior year income tax expense	(8,614)	928	2,723
Other income tax expenses/(income)	(1,792)	(13,272)	9,536

Total income tax expense	34,408	168,209	158,809

Deferred tax	(149,443)	(40,161)	24,357
Current tax	183,851	208,370	134,452

Total income tax expense	34,408	168,209	158,809

The effect of the different tax rates is basically due to a change of country mix in profits

On December 22, 2017, a tax reform has been approved in the United States that will take effect on January 1, 2018.

The Group has carried out an exercise to identify changes in the tax reform affecting its subsidiaries in the USA and an assessment of the impact that these changes will have on the manner in which the deferred taxes will revert as of December 31, 2017. In the analysis performed, the main impact comes from the change in tax rates to be applied to deferred taxes as of December 31, 2017, which have gone from a rate of 35% to 21% for fiscal years beginning on or after January 1. of 2018. The impact registered in the “income tax expense” caption amounts to Euros 171 million in the year 2017. The remaining changes in the tax legislation that affect the subsidiaries in the USA have not had a material impact nor have they required relevant judgments and estimates that could lead to significant variations in the estimate made in the future. As a consequence, we consider the estimates made as definitive.

(b)Deferred tax assets and liabilities

Details of deferred tax assets and liabilities are as follows:

	Thousands of Euros
	Tax effect
	31/12/2017	31/12/2016	31/12/2015

Assets
Provisions	4,564	3,696	38,004
Inventories	35,619	39,297	37,141
Tax credits (deductions)	49,467	37,685	42,533
Tax loss carry forwards	6,179	10,717	30,668
Other	7,513	3,393	6,961

Subtotal, assets	103,342	94,788	155,307

Goodwill	(22,346)	(19,136)	(77,755)
Fixed assets, amortisation and depreciation	(7,780)	(7,062)	(10,409)
Intangible assets	(7,059)	(1,371)	(349)

Subtotal, net liabilities	(37,185)	(27,569)	(88,513)

Deferred assets, net	66,157	67,219	66,794

Liabilities
Goodwill	(105,963)	(131,039)	(35,877)
Intangible assets	(201,921)	(392,388)	(404,617)
Fixed assets	(95,029)	(158,060)	(119,858)
Debt cancellation costs	(70,503)	(64,762)	(77,514)
Inventories	5,063	(1,175)	(32,351)
Cash flow hedges	—	—	(982)

Subtotal, liabilities	(468,353)	(747,424)	(671,199)

Tax loss carry forwards	15,384	40,358	7,097
Provisions	47,404	61,252	22,085
Other	16,653	45,168	10,452

Subtotal, net assets	79,441	146,778	39,634

Net deferred Liabilities	(388,912)	(600,646)	(631,565)

Movement in deferred tax assets and liabilities is as follows:

	Thousands of Euros
Deferred tax assets and liabilities	31/12/2017	31/12/2016	31/12/2015
Balance at 1 January	(533,427)	(564,771)	(456,341)
Movements during the year	149,443	40,161	(24,357)
Movements in equity during the year	—	—	(10,960)
Business combination (note 3)	16,736	—	—
Translation differences	44,493	(8,817)	(73,113)

Balance at 31 December	(322,755)	(533,427)	(564,771)

The Spanish companies have opted to apply accelerated depreciation to certain additions to property, plant and equipment, which has resulted in the corresponding deferred tax liability.

The remaining assets and liabilities recognized in 2017, 2016 and 2015 were recognized in the statement of profit and loss.

Estimated net deferred tax assets to be reversed in a period of less than 12 months amount to Euros 51,930 thousand at

31 December 2017 (Euros 99,897 thousand at 31 December 2016).

The majority of the tax deductions pending application from Spanish companies related mainly to research and development, mature in 18 years.

Tax credits derived from the US companies are available for 20 years from their date of origin whilst tax credits from Spanish companies registered in the Basque Country are available for 15 and other remaining Spanish companies have no maturity date.

The Group has not recognized as deferred tax assets the tax effect of the tax loss carryforwards of Group companies, which amount to Euros 51,169 thousand (Euros 67,044 thousand at 31 December 2016).

The commitments from Spanish companies from the reversal of deferred tax related to provisions of investments in subsidiaries are not significant.

(c)Years open to inspection

Under prevailing legislation, taxes cannot be considered to be definitively settled until the returns filed have been inspected by the taxation authorities, or the prescription period has elapsed.

The main tax audits currently open in the Group are as follows:

•

Grifols Share Services North America, Inc: Income Tax Audit for the tax year ending, 2015 was initiated from July, 2017. During tax year 2017 these inspections had been closed without any significant adjustment.

•	Grifols Shared Services North America, Inc. and subsidiaries: notification of an inspection of State Income tax in North Carolina and New York states (tax years 2012 to 2015).

•

Grifols Diagnostic Solutions, Corp.: notification of an inspection of the “federal tax return” for the fiscal year 2014. During tax year 2017 these inspections had been closed without any significant adjustment.

•

Grifols, S.A., Instituto Grifols, S.A., Grifols Movaco, S.A. and Biomat, S.A.: Income Tax audit, Withholdings and VAT Audit for the tax years ended 2010, 2011 and 2012 that were initiated as of July 2014. During tax year 2016 these inspections had been closed without any significant adjustment.

Group management does not expect any significant liability to derive from these inspections.